Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impairment		$ (1,146,000)	$ 2,100,000
Other than temporary impairment for equity method investments	2,600,000	4,800,000	6,500,000
Other than temporary impairment for available for sale securities	4,600,000	4,800,000	6,500,000
Barter and trade revenues	56,500,000	61,200,000	67,000,000
Barter and trade expenses	58,800,000	63,400,000	66,400,000
Advertising expenses	$ 113,400,000	$ 92,200,000	$ 82,000,000
Building and Improvements [Member]
Useful life minimum	10
Useful life maximum	39
Structures [Member]
Useful life minimum	5
Useful life maximum	15
Towers, Transmitters and Studio Equipment [Member]
Useful life minimum	7
Useful life maximum	20
Furniture and other equipment [Member]
Useful life minimum	3
Useful life maximum	20
Minimum [Member]
Percentage of ownership	20.00%
Maximum [Member]
Percentage of ownership	50.00%